CONCORDE                       1500 THREE LINCOLN CENTRE, 5430 LBJ FREEWAY
   VALUE FUND                                        DALLAS, TEXAS 75240-2387
                                       214/387-VALU (8258)  FAX: 214/701-0530

   November 21, 1995

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, D.C.  20549

   RE: Rule 24f-2 Notice for Concorde Value Fund, Inc.
         - File No. 33-17423

   Gentlemen:

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

        1. This Rule 24f-2 Notice is filed for the fiscal year ended September 30, 1995.

        2. 196,647 shares of the undersigned were registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 prior to the beginning of the fiscal year ended September 30, 1995 and remain unsold at the beginning of such fiscal year.

        3. No securities of the undersigned were registered under the Securities Act of 1933 during the fiscal year ended September 30, 1995 other than pursuant to Rule 24f-2.

        4. The amount of Common Stock sold during the fiscal year ended September 30, 1995 was $537,308.

        5. The amount of Common Stock sold pursuant to Rule 24f-2 during the fiscal year ended September 30, 1995, was $537,308, based on the actual aggregate sales price for such securities. The amount of Common Stock redeemed during the fiscal year ended September 30, 1995, was $1,761,226, based on the actual redemption price for such securities.

   No filing fee is payable because the aggregate redemption price exceeded the aggregate purchase price. Attached is the required opinion of legal counsel.

   Sincerely,

   Concorde Value Fund, Inc.


   /s/ Elizabeth L. Foster
   Elizabeth L. Foster
   Secretary

   ajc
   Enclosures